Goodwill (Details)	12 Months Ended
Dec. 31, 2019
Shenzhen Kuxuanyou acquisition [Member]
Goodwill (Details) [Line Items]
Goodwill, description	(a)Beijing WiMi acquired Shenzhen Kuxuanyou in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113.0 million (approximately USD 16.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 87,908,370 (USD 12,601,183) was allocated to goodwill.
Shenzhen Yidian acquisition [Member]
Goodwill (Details) [Line Items]
Goodwill, description	(b)Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 137,060,340 (USD 19,646,848) was allocated to goodwill.
Shenzhen Yitian acquisition [Member]
Goodwill (Details) [Line Items]
Goodwill, description	(c)Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 160,990,256 (USD 23,077,070) was allocated to goodwill. Impairment loss of RMB 68,000,000 (USD 9,747,427) was recognized for the year ended December 31, 2016.